GOING CONCERN	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
GOING CONCERN
NOTE 4 - GOING CONCERN

NOTE 5 - GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company had limited revenue and a net operating loss of $361,072 for the three months ended November 30, 2021. The Company has working capital deficit of $26,376,259 and an accumulated deficit of $3,350,368 as of November 30, 2021. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The ability of the Company to fully commence its operations is dependent upon, among other things, obtaining additional financing to continue operations, and execution of its business plan. In response to these concerns, management plans to fund operations through additional debt and equity financing. Debt instruments may be convertible or non-convertible and will vary based on the Company’s needs and financing options available at such times. There can be no assurance that management’s plan will be successful.

NOTE 4 – GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company had limited revenue and a net operating loss of $238,991 for the year ended August 31, 2021. The Company has working capital deficit of $238,249 and an accumulated deficit of $2,973,628 as of August 31, 2021. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The ability of the Company to fully commence its operations is dependent upon, among other things, obtaining additional financing to continue operations, and execution of its business plan. In response to these concerns, management plans to fund operations through additional debt and equity financing. Debt instruments may be convertible or non-convertible and will vary based on the Company’s needs and financing options available at such times. There can be no assurance that management’s plan will be successful.